Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to advertisement suppliers		$ 5,331	$ 296
Customer advance at a third-party payment channel	[1]	4,845
Interest receivable		4,821	5,412
Deferred platform commission cost		4,571	2,424
Input VAT	[2]	2,968	3,485
Prepaid income tax and other expenses		2,964	1,620
Game promotions fees paid on behalf of game developers		2,250
Advance to game developers		1,550	4,200
Others		3,292	860
Prepaid expenses and other current assets		$ 32,592	$ 18,297

[1]	Customer advance at a third party payment channel is the cash deposited in a third party payment channel by the Group for the broadcasters to withdraw their revenue sharing.
[2]	Input VAT mainly occurred from the purchasing of goods for other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.